Related party disclosures - Remuneration of KMP (Details) - AUD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related party disclosures
Short-term benefits	$ 22,058,824	$ 22,085,122
Post employment benefits	731,736	613,423
Other long-term benefits	362,316	175,780
Termination benefits	4,518,632
Share-based payments	23,176,814	15,481,114
Total	50,848,322	38,355,439
Parent Entity
Related party disclosures
Short-term benefits	20,825,040	20,907,779
Post employment benefits	603,850	493,529
Other long-term benefits	362,316	175,780
Termination benefits	4,518,632
Share-based payments	22,059,466	14,569,565
Total	$ 48,369,304	$ 36,146,653